Financial investments and financial receivables (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial investments	$ 3,346	$ 4,083	$ 3,600
Prepayments and financial receivables	1,087	861	1,214
Financial investments	21,246	11,865	$ 7,426
Bond Investment [Member]
Disclosure of financial assets [line items]
Financial investments	1,822	1,866
Listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	778	1,648
Listed equity securities [member] | Scatec ASA [Member]
Disclosure of financial assets [line items]
Financial investments	360	831
Non-listed equity securities [member]
Disclosure of financial assets [line items]
Financial investments	746	569
Interest bearing financial receivables [member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	707	465
Prepayments [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	276	246
Other non-interest bearing receivables [Member]
Disclosure of financial assets [line items]
Prepayments and financial receivables	104	150
Time deposits [member]
Disclosure of financial assets [line items]
Financial investments	7,060	4,841
Interest bearing securities [Member]
Disclosure of financial assets [line items]
Financial investments	14,186	7,010
Listed Equity Securities [member]
Disclosure of financial assets [line items]
Financial investments	0	13
Investment portfolios [Member]
Disclosure of financial assets [line items]
Financial investments	$ 300	$ 202